Note 9 - Commitments and Contingencies (Details Textual) - USD ($) $ in Millions		3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 14, 2015	Mar. 31, 2015	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies [Line Items]
Gain on Environmental Liabilities		$ 5
Other Increase (Decrease) in Environmental Liabilities		$ (5)
Environmental Insurance Policy Term	10 years
Disposal Group, Including Discontinued Operation, Assets, Current					$ 72	$ 85
Disposal Group, Including Discontinued Operation, Liabilities, Current					22	39
Operating Leases, Rent Expense, Net			$ 15	$ 35	28	36
Restricted cash					43	$ 37
Federal and State Value added Taxes Litigations [Member]
Commitments And Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss					49
Threat of Expropriation of Assets [Member] | BRAZIL
Commitments And Contingencies [Line Items]
Assets, Noncurrent					62
Threat of Expropriation of Assets [Member] | BRAZIL | Cash [Member]
Commitments And Contingencies [Line Items]
Restricted cash					6
Bank Guarantees and Letters of Credit [Member]
Commitments And Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted					4
Surety Bond [Member]
Commitments And Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted					17
Restricted Cash Deposits [Member]
Commitments And Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted					58
Asset Based Revolving Credit [Member]
Commitments And Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted					$ 118
Middleway, West Virginia [Member]
Commitments And Contingencies [Line Items]
Gain on Environmental Liabilities	$ 5
Disposal Group, Including Discontinued Operation, Assets, Current	2
Disposal Group, Including Discontinued Operation, Liabilities, Current	$ 9